Mineral Stream Interests (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Mineral Stream Interests

	Year Ended December 31, 2018
	Cost				Accumulated Depletion & Impairment [1]				Carrying Amount Dec 31, 2018
(in thousands)	Balance Jan 1, 2018	Additions	Disposal	Balance Dec 31, 2018	Balance Jan 1, 2018	Depletion	Disposal	Balance Dec 31, 2018

Gold interests

Sudbury [2]	$623,864	$-	-	$623,864	$(243,876)	$(13,525)	-	$(257,401)	$366,463

Salobo	3,059,876	-	-	3,059,876	(251,144)	(102,672)	-	(353,816)	2,706,060

Constancia	136,058	-	-	136,058	(14,007)	(4,504)	-	(18,511)	117,547

San Dimas	-	220,429	-	220,429	-	(12,234)	-	(12,234)	208,195

Stillwater	-	239,357	-	239,357	-	(2,925)	-	(2,925)	236,432

Other [3]	402,232	-	-	402,232	(370,414)	(10,459)	-	(380,873)	21,359

	$4,222,030	$459,786	$-	$4,681,816	$(879,441)	$(146,319)	$-	$(1,025,760)	$3,656,056

Silver interests

San Dimas	$190,331	$-	$(190,331)	$-	$(55,469)	$(3,575)	$59,044	$-	$-

Peñasquito	524,626	-	-	524,626	(121,376)	(14,528)	-	(135,904)	388,722

Antamina	900,343	-	-	900,343	(142,705)	(47,561)	-	(190,266)	710,077

Constancia	302,948	-	-	302,948	(41,145)	(15,572)	-	(56,717)	246,231

Other [4]	1,282,837	202	-	1,283,039	(759,702)	(20,699)	-	(780,401)	502,638

	$3,201,085	$202	$(190,331)	$3,010,956	$(1,120,397)	$(101,935)	$59,044	$(1,163,288)	$1,847,668

Palladium interests

Stillwater	$-	$263,726	-	$263,726	$-	$(4,033)	-	$(4,033)	$259,693

Cobalt interests

Voisey’s Bay	$-	$393,422	-	$393,422	$-	$-	-	$-	$393,422

	$7,423,115	$1,117,136	$(190,331)	$8,349,920	$(1,999,838)	$(252,287)	$59,044	$(2,193,081)	$6,156,839

1)

Includes cumulative impairment charges to December 31, 2018 as follows: Keno Hill silver interest - $11 million; Pascua-Lama silver interest - $338 million; 777 silver interest - $64 million; 777 gold interest - $151 million; and Sudbury gold interest - $120 million.

2)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
3)	Comprised of the Minto, Rosemont and 777 gold interests.
4)

Comprised of the currently owned Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Rosemont and 777 silver interests in addition to the Lagunas Norte, Pierina and Veladero silver interests, all of which expired on March 31, 2018.

	Year Ended December 31, 2017

	Cost				Accumulated Depletion & Impairment [1]					Carrying Amount Dec 31, 2017
(in thousands)	Balance Jan 1, 2017	Reductions²	Disposal³	Balance Dec 31, 2017	Balance Jan 1, 2017	Depletion	Disposal³	Impairment	Balance Dec 31, 2017

Gold interests

Sudbury [4]	$623,864	$-	$-	$623,864	$(222,329)	$(21,547)	$-	$-	$(243,876)	$379,988

Salobo	3,059,876	-	-	3,059,876	(155,041)	(96,103)	-	-	(251,144)	2,808,732

Constancia	136,058	-	-	136,058	(10,388)	(3,619)	-	-	(14,007)	122,051

Other [5]	402,232	-	-	402,232	(350,999)	(19,415)	-	-	(370,414)	31,818

	$4,222,030	$-	$-	$4,222,030	$(738,757)	$(140,684)	$-	$-	$(879,441)	$3,342,589

Silver interests

San Dimas	$190,331	$-	$-	$190,331	$(49,756)	$(5,713)	$-	$-	$(55,469)	$134,862

Peñasquito	524,626	-	-	524,626	(106,549)	(14,827)	-	-	(121,376)	403,250

Antamina	900,343	-	-	900,343	(84,537)	(58,168)	-	-	(142,705)	757,638

Constancia	302,948	-	-	302,948	(26,977)	(14,168)	-	-	(41,145)	261,803

Other [3]	1,329,731	(4,935)	(41,959)	1,282,837	(544,161)	(28,820)	41,959	(228,680)	(759,702)	523,135

	$3,247,979	$(4,935)	$(41,959)	$3,201,085	$(811,980)	$(121,696)	$41,959	$(228,680)	$(1,120,397)	$2,080,688

	$7,470,009	$(4,935)	$(41,959)	$7,423,115	$(1,550,737)	$(262,380)	$41,959	$(228,680)	$(1,999,838)	$5,423,277

1)

Includes cumulative impairment charges to December 31, 2017 as follows: Keno Hill silver interest - $11 million; Pascua-Lama silver interest - $338 million; 777 silver interest - $64 million; 777 gold interest - $151 million; and Sudbury gold interest - $120 million.

2)

On March 29, 2017, the Company amended its PMPA with Alexco Resource Corp. (“Alexco”) to adjust the silver production payment so that it will be a percentage of the spot silver price that increases with lower mill silver head grades and lower silver prices, and decreases with higher mill silver head grades and higher silver prices, subject to certain ceiling and floor grades and prices. In addition, the outside completion date was extended to December 31, 2019 and the area of interest was expanded to include properties currently owned by Alexco and properties acquired by Alexco in the future which fall within a one kilometer radius of existing Alexco holdings in the Keno Hill Silver District. As consideration, on April 10, 2017, Alexco issued 3 million shares to Wheaton which had a fair value of $5 million. The fair value of these shares have been reflected as a reduction to the cost base of the Keno Hill silver interest.

3)

Comprised of the Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Cozamin, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Lagunas Norte, Pierina, Veladero, Rosemont and 777 silver interests. The Cozamin PMPA expired on April 4, 2017 and the fully depleted value of this contract has been reflected as a disposal.

4)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
5)	Comprised of the Minto, Rosemont and 777 gold interests.

Classification of Mining Interest Between Depletable and Non-depletable

	December 31, 2018			December 31, 2017
(in thousands)	Depletable	Non- Depletable	Total	Depletable	Non- Depletable	Total

Gold interests

Sudbury [1]	$308,041	$58,422	$366,463	$315,421	$64,567	$379,988

Salobo	2,171,292	534,768	2,706,060	2,224,133	584,599	2,808,732

Constancia	108,403	9,144	117,547	112,432	9,619	122,051

San Dimas	101,421	106,774	208,195	-	-	-

Stillwater	209,569	26,863	236,432	-	-	-

Other [2]	21,359	-	21,359	31,818	-	31,818

	$2,920,085	$735,971	$3,656,056	$2,683,804	$658,785	$3,342,589

Silver interests

San Dimas	$-	$-	$-	$38,110	$96,752	$134,862

Peñasquito	284,194	104,528	388,722	293,968	109,282	403,250

Antamina	353,679	356,398	710,077	380,738	376,900	757,638

Constancia	230,983	15,248	246,231	240,950	20,853	261,803

Other [3]	87,386	415,252	502,638	90,366	432,769	523,135

	$956,242	$891,426	$1,847,668	$1,044,132	$1,036,556	$2,080,688

Palladium interests

Stillwater	$248,299	$11,394	$259,693	$-	$-	$-

Cobalt interests

Voisey’s Bay	$-	$393,422	$393,422	$-	$-	$-

	$4,124,626	$2,032,213	$6,156,839	$3,727,936	$1,695,341	$5,423,277

1)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
2)	Comprised of the Minto, Rosemont and 777 gold interests.
3)

Comprised of the Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Cozamin, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Lagunas Norte, Pierina, Veladero, Rosemont and 777 silver interests. The Cozamin PMPA expired on April 4, 2017 while the Lagunas Norte, Pierina and Veladero silver interests expired on March 31, 2018.

Disclosure of Gain on Disposal of Mineral Stream Interest

(in thousands)
Cash received	$220,000

Fair value of First Majestic shares received	151,000

Fee from Goldcorp in exchange for release from the guarantee of deliveries relative to San Dimas	10,000

Total net proceeds from the disposal of the San Dimas SPA	$381,000

Less: carrying value plus closing costs	(135,285)

Gain on disposal of the San Dimas SPA	$245,715